Due From/To Brokers	12 Months Ended
Dec. 31, 2015
Due From/To Brokers [Abstract]
Due From/To Brokers

4.       DUE FROM/to BROKERS

At December 31, 2015 and 2014, due from and due to brokers balances, if applicable, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.